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                                   [LOGO]

                            G.T. GLOBAL GROWTH FUNDS
                         SUPPLEMENT TO PROSPECTUS DATED
                                 MARCH 1, 1995

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The following information supersedes and replaces the description of the Funds'
portfolio management team contained in the section of the Funds' Prospectus on page 37 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                                  PACIFIC FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Lawrence Yip              Portfolio Manager      Portfolio Manager for G.T. Capital and G.T. Management (Asia) Ltd.
 Hong Kong                 since 1993
Charles Wall              Portfolio Manager      Portfolio Manager for G.T. Management (Australia) Ltd. and G.T.
 Sydney                    since 1995             Capital since 1992. Prior thereto, Mr. Wall was a Portfolio Manager for Baring Securities (Sydney).

                                                     EUROPE FUND


                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Anna Powell               Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1995             since 1995; From 1989 to 1995, Ms. Powell was a Portfolio Manager
                                                  for Robert Fleming & Co., Ltd. (London).
Roger Yates               Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1994             since 1994. Prior thereto, Mr. Yates was an Investment Manager for
                                                  Morgan Grenfell Asset Management.

                                                     AMERICA FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Kevin L. Wenck            Portfolio Manager      Portfolio Manager for G.T. Capital since 1991. Prior thereto, Mr.
 San Francisco             since 1991             Wenck was a Portfolio Manager for Matuschka & Co. (Greenwich, CT).

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                                 WORLDWIDE FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
F. Christian Wignall      Portfolio Manager      Chief Investment Officer -- Global Equities for G.T. Capital.
 San Francisco             since 1987
Soraya M. Betterton       Portfolio Manager      Portfolio Manager for G.T. Capital.
 San Francisco             since 1989
Serge Selfslagh           Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1993             since 1993. Prior thereto, Mr. Selfslagh was a Portfolio Manager for
                                                  Schroeder Investment Management (London) and its U.S. affiliate,
                                                  SCMI.
Michael Lindsell          Portfolio Manager      Chief Investment Officer -- Japan for G.T. Management (Japan) Ltd. as
 Tokyo                     since 1992             well as Portfolio Manager for G.T. Capital since 1992. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management
                                                  (Tokyo).

                                                      JAPAN FUND


                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Michael Lindsell          Portfolio Manager      Chief Investment Officer -- Japan for G.T. Management (Japan) Ltd. as
 Tokyo                     since 1992             well as Portfolio Manager for G.T. Capital since 1992. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management
                                                  (Tokyo).

                                                  INTERNATIONAL FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
F. Christian Wignall      Portfolio Manager      Chief Investment Officer -- Global Equities for G.T. Capital.
 San Francisco             since 1987
Michael Lindsell          Portfolio Manager      Chief Investment Officer -- Japan for G.T. Management (Japan) Ltd. as
 Tokyo                     since 1992             well as Portfolio Manager for G.T. Capital since 1992. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management
                                                  (Tokyo).
Serge Selfslagh           Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1993             since 1993. Prior thereto, Mr. Selfslagh was a Portfolio Manager for
                                                  Schroeder Investment Management (London) and its U.S. affiliate,
                                                  SCMI."

On page 43, under "Other Information -- Confirmations and Reports to Shareholders," the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

The following revisions have been made relating to the eligibility requirements for investing in Advisor Class shares of each of the G.T. Global Growth Funds.

On page 19, under "Alternative Purchase Plan -- Advisor Class Shares," section
(b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company... ," and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program... ." The rest of the qualifications in (b) and (c) and the other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

EQUSU51075MC                                                    October 20, 1995